Current and Non-current Distinction (Tables)	12 Months Ended
Mar. 31, 2025
Text Block1 [Abstract]
Summary of Current and Non-Current Distinction
The following tables present an analysis of financial assets and liabilities, excluding cash and deposits with banks, trading assets and liabilities, and derivative financial instruments, by amounts recovered or settled, not more than twelve months or more than twelve months, at March 31, 2025 and 2024.

	$		$		$
	At March 31, 2025
	Amounts recovered or settled
	Not more than twelve months		More than twelve months		Total
	(In millions)
Assets:
Call loans and bills bought		¥5,179,876		¥20,913		¥5,200,789
Reverse repurchase agreements and cash collateral on securities borrowed		22,076,009		—		22,076,009
Financial assets at fair value through profit or loss		1,143		2,901,826		2,902,969
Investment securities:
Debt instruments at amortized cost		47,746		319,251		366,997
Debt instruments at fair value through other comprehensive income		13,870,308		14,137,972		28,008,280
Equity instruments at fair value through other comprehensive income		—		5,170,856		5,170,856
Loans and advances		45,487,002		79,703,817		125,190,819
Other financial assets		6,938,327		123,312		7,061,639
Liabilities:
Deposits		¥184,778,247		¥5,244,495		¥190,022,742
Call money and bills sold		4,378,277		—		4,378,277
Repurchase agreements and cash collateral on securities lent		27,791,101		—		27,791,101
Financial liabilities designated at fair value through profit or loss		43,698		554,148		597,846
Borrowings		4,664,053		8,033,646		12,697,699
Debt securities in issue		5,226,279		9,161,136		14,387,415
Other financial liabilities		10,336,163		10,771		10,346,934

	$		$		$
	At March 31, 2024
	Amounts recovered or settled
	Not more than twelve months		More than twelve months		Total
	(In millions)
Assets:
Call loans and bills bought		¥5,251,948		¥84,332		¥5,336,280
Reverse repurchase agreements and cash collateral on securities borrowed		14,098,895		49,772		14,148,667
Financial assets at fair value through profit or loss		1,486		2,374,643		2,376,129
Investment securities:
Debt instruments at amortized cost		49,106		267,286		316,392
Debt instruments at fair value through other comprehensive income		10,090,780		13,925,404		24,016,184
Equity instruments at fair value through other comprehensive income		—		5,817,261		5,817,261
Loans and advances		43,944,455		77,772,010		121,716,465
Other financial assets		7,388,927		120,601		7,509,528
Liabilities:
Deposits		¥177,610,231		¥4,487,088		¥182,097,319
Call money and bills sold		3,135,461		2,588		3,138,049
Repurchase agreements and cash collateral on securities lent		20,166,958		—		20,166,958
Financial liabilities designated at fair value through profit or loss		20,267		478,017		498,284
Borrowings		6,306,345		9,800,813		16,107,158
Debt securities in issue		4,858,463		9,216,621		14,075,084
Other financial liabilities		10,517,630		5,418		10,523,048